Consolidated Balance Sheets (Parentheticals) - $ / shares		Nov. 18, 2024	Apr. 16, 2024	Jun. 30, 2026	Jun. 30, 2025
Ordinary shares, shares authorized	[1]			5,000,000,000	5,000,000,000
Ordinary shares, par value	[1]
Initial public offering
Issuance of shares		15,000,000	15,000,000
Class A Ordinary Shares
Ordinary shares, shares issued	[1]			118,065,000	100,000,000
Ordinary shares, shares outstanding	[1]			118,065,000	100,000,000
Class B Ordinary Shares
Ordinary shares, shares issued	[1]			50,000,000	50,000,000
Ordinary shares, shares outstanding	[1]			50,000,000	50,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1) and the share subdivision effective from October 26, 2026 (Notes 1, 2.17 and 16).